Operating Leases - Additional Information - Graphite Bio, Inc. (Details)					1 Months Ended			12 Months Ended
	Dec. 16, 2021 OfficeSuite	Nov. 17, 2021 USD ($)	May 10, 2021 USD ($)	Jan. 27, 2021 OfficeSuite	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($) ft²	Apr. 30, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)	Aug. 01, 2023 USD ($)
Lessee Lease Description [Line Items]
Operating lease commencement date				Jul. 31, 2021
Lessee, Operating Lease, Existence of Option to Extend [true false]							true
Operating lease right-of-use asset								$ 318,000	$ 240,000
Total net lease liabilities								329,000
Current portions of operating lease liability								137,000	103,000
Non-current portions of operating lease liability								192,000	147,000
Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Operating lease right-of-use asset								321,000	5,580,000
Total net lease liabilities								362,000
Prepayments Lease Amendment						$ 15,900,000
Current portions of operating lease liability								285,000	4,045,000
Non-current portions of operating lease liability								$ 77,000	$ 1,749,000
Remaining lease term on operating leases								15 months	19 months
Weighted average incremental borrowing rate on operating lease								9.00%	8.50%
Lease expense								$ 7,300,000	$ 6,700,000
Variable Lease, Cost								2,200,000	1,300,000
Contractual Obligation, to be Paid, Year One								0
Explora BioLabs, Inc | Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Total net lease liabilities								$ 0
Lease Agreement | Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend								The lease terms for the two office suites commenced during July and August 2021, respectively. The term of the lease is 44 months for the first office suite and 43 months for the second office suite with an option to extend the term for an additional two years on the same terms and conditions.
Number of office suites | OfficeSuite				2
Operating lease right-of-use asset								$ 300,000
Bayside Lease | Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Term of contract	120 months									20 months	20 months
Lessee, operating lease, option to extend								The term of the lease was 120 months with the option to extend the term up to an additional ten years.
Lessee, Operating Lease, Existence of Option to Extend [true false]								true
Sublease payments										$ 500,000	$ 500,000
Sublease income								$ 100,000	$ 0
Office and Laboratory Space | OfficeSuite	85,165
Total net lease liabilities								32,000,000
Leasehold improvements								27,200,000
Leasehold tenant improvement allowance								14,900,000
Premise Space | ft²						32,113
LeaseTerminationPayment						$ 20,800,000
Loss On Modification Abandonment And Sale Of Fixed Assets								$ 10,800,000
First Office Suite
Lessee Lease Description [Line Items]
Operating lease commencement date				Jul. 31, 2021
Second Office Suite
Lessee Lease Description [Line Items]
Operating lease commencement date				Aug. 31, 2021
Second Office Suite | Sublease [Member] | Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Payment of assumption costs					$ 1,400,000
Lease termination payment					100,000
Loss On Abandonment Of Assets					$ 100,000
Embedded Lease Agreement | Laboratory For Cell And Gene Medicine | Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Finance lease maturity date			Apr. 30, 2023
Fixed lease payments			$ 5,600,000
License Service Agreement and Master Services Agreement | Explora BioLabs, Inc
Lessee Lease Description [Line Items]
Finance lease maturity date		Nov. 30, 2023
License Service Agreement and Master Services Agreement | Explora BioLabs, Inc | Graphite Bio, Inc.
Lessee Lease Description [Line Items]
Fixed lease payments		$ 700,000